Assets Classified As Held For Sale/ Liabilities Associated With Assets Classified As Held For Sale (Tables)	12 Months Ended
Apr. 30, 2023
Disclosure Of Assets And Liabilities Classified As Held For Sale [Abstract]
Summary of Assets And Liabilities Classified As Held For Sale
The major classes of assets and liabilities of the disposal group classified as held for sale are as follows:

April 30, 2023
US$
Goodwill	7,484
Property, plant and equipment	3
Intangible assets	3,505
Accounts receivable	27
Prepayments, deposits and other receivables	1
Fiduciary bank balances	330
Cash and cash equivalents	731

Total assets classified as held for sale	12,081

Client’s monies held on trust	(23)
Other payables and accruals	(408)
Deferred tax liabili ty	(599)

Total liabilities associated with assets classified as held for sale	(1,030)